Hanlon Tactical Dividend and Momentum Fund

Class A	HTDAX
Class C	HTDCX
Class I	HTDIX
Class R	HTDRX

A Series of Two Roads Shared Trust

Supplement dated August 24, 2021
to the Prospectus and Statement of Additional Information (SAI) each dated November 30, 2020, as supplemented

Effective immediately, the Fund’s Prospectus and SAI are amended as follows:

Name Change

The Board has approved a name change for the Fund. Effective September 1, 2021, the name of the Fund is changed to the “Tactical Dividend and Momentum Fund”. Accordingly, throughout the Prospectus and SAI: (i) all references to “Hanlon Tactical Dividend and Momentum Fund” are removed and replaced with “Tactical Dividend and Momentum Fund”.

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This Supplement should be read in conjunction with the Fund’s Prospectus and SAI. This Supplement, and the Prospectus and SAI, each dated November 30, 2020, as supplemented, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the Securities and Exchange Commission and are incorporated by reference. These can be obtained without charge by calling 1-844-828-3212.